Condensed Interim Consolidated Statements of Net and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenues		$ 10,043		$ 10,093
Expenses
Research and development	9,509	8,361	19,109	17,644
General and administrative	3,142	3,630	5,660	6,207
Total expenses	12,651	11,991	24,769	23,851
Net loss from operations	(12,651)	(1,948)	(24,769)	(13,758)
Other Expenses (Income)
Finance income	(21)	(20)	(61)	(33)
Finance expense	17	57	35
Foreign exchange (gain) loss	(6)	15	28	59
(Gain) loss on fair value of warrant	(1,758)	(1,060)	(4,667)	1,950
Total other (income) expenses	(1,768)	(1,008)	(4,665)	1,976
Net and comprehensive loss	$ (10,883)	$ (940)	$ (20,104)	$ (15,734)
Basic and fully diluted loss per share (in Dollars per share)	$ (0.1)	$ (0.01)	$ (0.18)	$ (0.16)